Leases (Details 1) R$ in Thousands, $ in Millions		Dec. 31, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Notional value			$ 63	R$ 2,252,479
Up To December [Member]
IfrsStatementLineItems [Line Items]
Notional value		R$ 33,936
Up To December [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	29,354
Up To December [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Notional value		4,582
Jan 2024 Dec 2028 [Member]
IfrsStatementLineItems [Line Items]
Notional value		127,757
Jan 2024 Dec 2028 [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	119,410
Jan 2024 Dec 2028 [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Notional value		8,347
January 2028 Onwards [Member]
IfrsStatementLineItems [Line Items]
Notional value		226,662
January 2028 Onwards [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	168,503
January 2028 Onwards [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Notional value		58,159
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Notional value		388,355
Nominal Value [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	317,267
Nominal Value [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Notional value		71,088
Present Value [Member]
IfrsStatementLineItems [Line Items]
Notional value		238,646
Present Value [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Notional value	[1]	179,305
Present Value [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Notional value		R$ 59,341

[1]	LT Amazonas